Segment Information (Tables)	12 Months Ended
Nov. 30, 2021
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information, By Segment

	Year Ended November 30,
	2021	2020	2019
		(In thousands)
Net revenues:
Reportable Segments:
Investment Banking and Capital Markets	$6,907,386	$5,072,640	$3,113,484
Asset Management	336,013	234,910	86,838
Merchant Banking	930,577	681,574	656,514
Corporate	3,042	13,258	32,833
Total net revenues related to reportable segments	8,177,018	6,002,382	3,889,669
Reconciling items - Consolidation adjustments	8,311	8,492	3,307
Total consolidated net revenues	$8,185,329	$6,010,874	$3,892,976

Income (loss) before income taxes:
Reportable Segments:
Investment Banking and Capital Markets	$2,140,346	$1,129,010	$348,127
Asset Management	166,628	68,551	(40,011)
Merchant Banking	71,944	(33,344)	287,310
Corporate	(54,586)	(55,619)	(68,467)
Income before income taxes related to reportable segments	2,324,332	1,108,598	526,959
Reconciling items - Parent Company interest	(79,137)	(53,445)	(53,048)
Reconciling items - Consolidation adjustments	8,910	11,930	4,697
Total consolidated income before income taxes	$2,254,105	$1,067,083	$478,608

Depreciation and amortization expenses:
Reportable Segments:
Investment Banking and Capital Markets	$85,291	$82,479	$77,661
Asset Management	1,901	5,228	2,042
Merchant Banking	67,464	67,236	69,693
Corporate	2,764	3,496	3,475
Total consolidated depreciation and amortization expenses	$157,420	$158,439	$152,871

	November 30,
	2021	2020	2019
Identifiable assets employed:
Reportable Segments:
Investment Banking and Capital Markets (1)	$52,903,374	$45,605,851	$41,339,914
Asset Management	3,205,799	3,265,149	3,342,029
Merchant Banking	2,263,050	2,376,037	2,446,714
Corporate	2,432,927	2,170,917	2,426,110
Identifiable assets employed related to reportable segments	60,805,150	53,417,954	49,554,767
Reconciling items - Consolidation adjustments	(401,040)	(299,602)	(94,533)
Total consolidated assets	$60,404,110	$53,118,352	$49,460,234
(1)Includes $180.7 million, $243.5 million and $203.7 million at November 30, 2021, 2020 and 2019, respectively, of the deferred tax asset, net.

Schedule Of Net Revenues By Geographic Region	Net revenues by geographic region were as follows (in thousands):

	Year Ended November 30,
	2021	2020	2019

Americas (1)	$6,795,027	$4,871,313	$3,188,353
Europe (2)	1,111,434	853,674	592,087
Asia Pacific	278,868	285,887	112,536
	$8,185,329	$6,010,874	$3,892,976
(1)Substantially all relates to U.S. results.
(2)Substantially all relates to United Kingdom results.